Organization and business overview (Details Narrative) - USD ($)				12 Months Ended
	Jun. 20, 2025	Feb. 28, 2025	Sep. 19, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	May 30, 2023
OrganizationAndBusinessOverviewLineItems [Line Items]
Common stock, conversion basis description		On February 28, 2025, shareholders’ resolutions were passed to authorize the sub-division of each of the Company’s issued and unissued shares into 500 ordinary shares such that the authorized share capital of the Company was changed from US$50,000 divided into 50,000,000 ordinary shares of a nominal or par value of US$0.001 each, comprising 35,000,000 Class A ordinary shares of a nominal or par value of US$0.001 each, and 15,000,000 Class B ordinary shares of a nominal or par value of US$0.001 each to US$50,000 divided into 25,000,000,000 ordinary shares of a nominal or par value of US$0.000002 each, comprising 17,500,000,000 Class A ordinary shares of a nominal or par value of US$0.000002 each, and 7,500,000,000 Class B ordinary shares of a nominal or par value of US$0.000002 each.
Underwriting discounts, commissions, and offering expenses				$ 1,734,361	$ 1,113,213	$ 768,146
Common Class A [Member]
OrganizationAndBusinessOverviewLineItems [Line Items]
Number of ordinary shares issued			18,500
Ordinary shares, par value			$ 0.00001	$ 0.000002	$ 0.000002		$ 0.001
Common Class A [Member] | IPO [Member]
OrganizationAndBusinessOverviewLineItems [Line Items]
Number of ordinary shares issued	30,052
Price per share	$ 5.00
Proceeds from issuance initial public offering	$ 15,000,000.0
Underwriting discounts, commissions, and offering expenses	$ 13,700,000
Common Class B [Member]
OrganizationAndBusinessOverviewLineItems [Line Items]
Number of ordinary shares issued			314.99
Ordinary shares, par value			$ 0.00001	$ 0.000002	$ 0.000002		$ 0.001